KEY MANAGEMENT PERSONNEL COMPENSATION	12 Months Ended
Dec. 31, 2018
KEY MANAGEMENT PERSONNEL COMPENSATION.
KEY MANAGEMENT PERSONNEL COMPENSATION

NOTE 10 — KEY MANAGEMENT PERSONNEL COMPENSATION

a)Directors and Key Management Personnel (“KMP”) Compensation

	2018	2017	2016
Year ended 31 December	US$	US$	US$’000
Short term wages and benefits	2,504	1,444	1,298
Share-based payments (equity or cash settled)	180	1,429	2,025
Post-employment benefit	49	53	49
Termination benefits	285	—	—
	3,018	2,926	3,372

b)           Restricted Share Units Granted as Compensation

RSUs awarded as compensation were 1,562,500  ($0.3 million fair value), 783,551  ($0.5 million fair value) and  990,700 ($1.2 million fair value) during the years ended 31 December 2018, 2017 and 2016, respectively, to KMP. In addition, in 2018 the Board recommended that its Managing Director receive 3,127,480 RSUs, which will be subject to approval by shareholders at its 2019 Annual General Meeting.  The vesting provisions of the RSUs in effect during 2018 and 2017 vary and may vest based upon the passage of time or based on achievement of metrics related to the Company’s three‑year absolute total shareholder return (“ATSR”), total shareholder return (“TSR”) compared to a defined peer group or energy market index, or the Company’s 2019 and 2020 Adjusted EBITDAX and production per debt adjusted share. The details of the plan and vesting conditions of the RSUs are described in detail in Part I, Item 6.

c)           Deferred Cash Awards as Compensation

Deferred cash awards vest based on the appreciation of the Company’s ordinary share volume-weighted average price measured over a one to three year period.  The liability and expense associated with such awards is measured at the end of each reporting period.  The KMP were awarded deferred cash as compensation during the year ended 31 December 2017 and 2016 of $1,138,503 and $1,264,998, respectively,  of which $858,565 has forfeited.  No deferred awards have vested to date, as the performance metrics associated with these awards were not achieved as of the measurement date.  The one remaining tranche will be evaluated for vesting at the end of 2019.  The deferred cash award is described in more detail in Part I, Item 6.